PAYMENTS MADE UNDER PROTEST - Narrative (Details) R in Millions	12 Months Ended
	Jun. 30, 2026 ZAR (R) respondent legalProceeding summons	Jun. 30, 2025
Disclosure of contingent liabilities [line items]
Number of legal proceedings | legalProceeding	3
Number of respondents against whom Ergo does not seek any relief | respondent	4
Number of summonses issued | summons	2
Municipality interest rate on borrowings	16.01%	15.30%
Discount period	30 June 2034	30 June 2029
Summon, first
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R 74.0
Summon, second
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R 31.6